Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
17.	LEASES
Set out below are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Office and IT facilities	Warehouse facilities	Pick-up points	Vehicles	Total	Lease liabilities

As of January 1, 2021	3,024	8,938	1,671	946	14,579	15,490
Additions	2,845	15,935	150	1,719	20,649	20,440
Remeasurement and modification	2,190	9,379	110	(12)	11,667	11,490
Disposals	(80)	(126)	(259)	—	(465)	(508)
Depreciation expense	(1,508)	(3,679)	(730)	(571)	(6,488)	—
Translation difference	—	(2)	—	—	(2)	(4)
Interest expense	—	—	—	—	—	2,856
Payments *	—	—	—	—	—	(7,297)

As of December 31, 2021	6,471	30,445	942	2,082	39,940	42,467

Additions	10,508	40,617	42	1,206	52,373	50,860
Remeasurement and modification	(410)	(4,948)	13	—	(5,345)	(5,522)
Disposals	(3,850)	(1,529)	(110)	(20)	(5,509)	(4,996)
Depreciation expense	(3,676)	(7,244)	(673)	(1,080)	(12,673)	—
Interest expense	—	—	—	—	—	8,006
Other movements	—	(15)	—	—	(15)	(1)
Exchange and translation differences	—	(332)	—	—	(332)	(319)
Payments *	—	—	—	—	—	(16,000)

As of December 31, 2022	9,043	56,994	214	2,188	68,439	74,495

*including 6,767 of interest paid during 2022 (2021: 2,528)
The Group recognized variable lease payments of 850 for the year ended December 31, 2022 (2021: 402).
Lease commitments
The Group entered into lease contracts for offices, fulfillment and sorting centers that have not yet commenced as of December 31, 2022. The lease terms are from 8 months to 12 years. The future undiscounted lease payments for these lease contracts are as follows:

	Within 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2022	1,986	8,033	8,906	34,044	52,969
As of December 31, 2021	4,611	19,176	18,273	45,311	87,371
The Group had security deposits related to lease agreements which amounted to 2,028 as of December 31, 2022 and 2,101 as of December 31, 2021, respectively. As of December 31, 2022, the Group subleased certain of its right of use assets in the amount of 1,095 in operating leases (as of December 31, 2021: nil)